Condensed Consolidated Balance Sheets (Unaudited) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014
ASSETS
Cash and due from banks	¥ 3,412,708		¥ 3,689,228
Interest-earning deposits in other banks	28,534,929		20,500,676
Call loans, funds sold, and receivables under resale agreements	6,918,062		8,219,169
Receivables under securities borrowing transactions	4,335,157		4,210,057
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥12,984,404 and ¥10,740,976 at March 31, 2014 and September 30, 2014) (including ¥18,251,847 and ¥16,520,263 at March 31, 2014 and September 30, 2014 measured at fair value under fair value option)	39,141,337		40,646,275
Investment securities:
Available-for-sale securities-carried at fair value (including assets pledged that secured parties are permitted to sell or repledge of ¥3,053,872 and ¥4,754,590 at March 31, 2014 and September 30, 2014)	51,169,368		51,885,652
Held-to-maturity securities-carried at amortized cost (including assets pledged that secured parties are permitted to sell or repledge of ¥110,100 and ¥99,976 at March 31, 2014 and September 30, 2014) (fair value of ¥2,735,127 and ¥3,498,462 at March 31, 2014 and September 30, 2014)	3,456,827		2,706,982
Other investment securities	747,649		737,617
Total investment securities	55,373,844		55,330,251
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥1,608,498 and ¥1,506,484 at March 31, 2014 and September 30, 2014)	111,194,207	[1]	110,276,411	[1]
Allowance for credit losses	(940,888)		(1,094,420)
Net loans	110,253,319		109,181,991
Premises and equipment-net	1,204,349		1,236,648
Accrued interest	285,226		277,222
Customers' acceptance liability	220,035		126,838
Intangible assets-net	1,122,826		1,133,354
Goodwill	709,260		728,515
Deferred tax assets	73,126		362,267
Other assets (including ¥2,000 and ¥1,494 at March 31, 2014 and September 30, 2014 measured at fair value under fair value option)	8,430,177		8,018,586
Total assets	260,014,355		253,661,077
LIABILITIES AND EQUITY
Deposits: Domestic offices, Non-interest-bearing	16,527,631		16,644,469
Deposits: Domestic offices, Interest-bearing	105,624,258		104,860,603
Deposits: Overseas offices, principally interest-bearing	41,490,758		41,012,714
Total deposits	163,642,647		162,517,786
Call money, funds purchased, and payables under repurchase agreements	22,102,591		24,685,527
Payables under securities lending transactions	7,053,971		5,520,718
Due to trust account and other short-term borrowings (including ¥28,875 and ¥42,705 at March 31, 2014 and September 30, 2014 measured at fair value under fair value option)	11,864,008		11,856,281
Trading account liabilities	14,191,216		11,981,978
Obligations to return securities received as collateral	3,505,355		3,971,454
Bank acceptances outstanding	220,035		126,838
Accrued interest	128,270		143,362
Long-term debt (including ¥687,927 and ¥603,951 at March 31, 2014 and September 30, 2014 measured at fair value under fair value option)	17,945,900		14,498,678
Other liabilities	5,849,851		5,607,011
Total liabilities	246,503,844		240,909,633
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders' equity:
Capital stock-common stock authorized, 33,000,000,000 shares; common stock issued, 14,164,026,420 shares and 14,168,606,920 shares at March 31, 2014 and September 30, 2014, with no stated value	2,090,206		2,089,245
Capital surplus	5,973,866		6,363,413
Retained earnings:
Appropriated for legal reserve	239,571		239,571
Unappropriated retained earnings	2,859,520		2,157,639
Accumulated other comprehensive income, net of taxes	1,807,143		1,357,682
Treasury stock, at cost-3,389,416 common shares and 3,358,058 common shares at March 31, 2014 and September 30, 2014	(2,494)		(2,510)
Total Mitsubishi UFJ Financial Group shareholders' equity	12,967,812		12,205,040
Noncontrolling interests	542,699		546,404
Total equity	13,510,511		12,751,444
Total liabilities and equity	260,014,355		253,661,077
Consolidated VIEs [Member]
ASSETS
Cash and due from banks	3,128		3,167
Interest-earning deposits in other banks	41,635		33,158
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥12,984,404 and ¥10,740,976 at March 31, 2014 and September 30, 2014) (including ¥18,251,847 and ¥16,520,263 at March 31, 2014 and September 30, 2014 measured at fair value under fair value option)	2,508,058		2,219,754
Investment securities:
Total investment securities	917,884		867,779
Net loans	6,809,794		7,019,653
All other assets	363,096		236,131
Total assets	10,643,595		10,379,642
LIABILITIES AND EQUITY
Other short-term borrowings	38,533		44,221
Long-term debt (including ¥687,927 and ¥603,951 at March 31, 2014 and September 30, 2014 measured at fair value under fair value option)	888,528		966,838
All other liabilities	275,335		259,404
Total liabilities	¥ 1,202,396		¥ 1,270,463

[1]	The above table includes loans held for sale of ¥46,635 million at March 31, 2014 and ¥161,143 million at September 30, 2014, respectively, which are carried at the lower of cost or estimated fair value.